Consolidated statement of changes in shareholders' equity - EUR (€) € in Millions		Total	Issued capital [member]	Share premium [member]	Treasury shares [member]	Perpetual Bond [Member]	Other reserves [member]		Retained earnings [member]	Reserve of exchange differences on translation [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2022		€ 5,658	€ 696	€ 1,564	€ (80)	€ 1,175	€ 2,428	[1]	€ (34)	€ (153)	€ 5,596	€ 62
Profit for the period		(904)							(905)		(905)	1
Other comprehensive income		(169)								(169)	(169)	0
Total comprehensive income for the year		(1,073)							(905)	(169)	(1,074)	1
Allocation of result							(34)	[1]	34
Reclassification of perpetual bond		(550)				(550)	0	[1]			(550)
Coupon on perpetual bond		(49)					(49)	[1]			(49)
Tax on perpetual bond coupon		14					14	[1]			14
Transactions with owners in their capacity as owners:
Dividends provided for or paid	[2]	(220)					(220)	[1]			(220)
Purchase of treasury shares		(27)			(27)						(27)
Share-based compensation expense		9					9	[1]			9
Exercise of share-based compensation		2			12		(10)	[1]			2
Transactions with non-controlling interest and other movements		(6)					(1)	[1]		1		(6)
Total transactions with owners in their capacity as owners		(242)			(15)		(222)	[1]		1	(236)	(6)
Ending balance at Dec. 31, 2023		3,758	696	1,564	(95)	625	2,137	[1]	(905)	(321)	3,701	57
Profit for the period		27							15		15	12
Other comprehensive income		204					(1)	[1]		204	203	1
Total comprehensive income for the year		231					(1)	[1]	15	204	218	13
Allocation of result							(905)	[1]	905
Partial redemption of perpetual bond		(35)				(37)	2	[1]			(35)
Coupon on perpetual bond		(49)					(49)	[1]			(49)
Tax on perpetual bond coupon		6					6	[1]			6
Transactions with owners in their capacity as owners:
Dividends provided for or paid	[3]	(320)					(320)	[1]			(320)
Purchase of treasury shares		(124)			(124)						(124)
Share-based compensation expense		10					10	[1]			10
Exercise of share-based compensation		(1)			21		(22)	[1]			(1)
Income tax relating to treasury shares impairment expense or reversal		20					20	[1]			20
Transactions with non-controlling interest and other movements		(4)					(3)	[1]			(3)	(1)
Total transactions with owners in their capacity as owners		(419)			(103)		(315)	[1]			(418)	(1)
Ending balance at Dec. 31, 2024		3,492	696	1,564	(198)	588	875	[1]	15	(117)	3,423	69
Profit for the period		(94)							(95)		(95)	1
Other comprehensive income		(419)					(7)	[1]		(410)	(417)	(2)
Total comprehensive income for the year		(513)					(7)	[1]	(95)	(410)	(512)	(1)
Allocation of result							15	[1]	(15)
Partial redemption of perpetual bond		(59)				(63)	4	[1]			(59)
Coupon on perpetual bond		(16)					(16)	[1]			(16)
Tax on perpetual bond coupon		4					4	[1]			4
Transactions with owners in their capacity as owners:
Dividends provided for or paid	[4]	(207)					(207)	[1]			(207)
Share-based compensation expense		3			0		3				3
Exercise of share-based compensation		6			17		(11)	[1]			6
Income tax relating to treasury shares impairment expense or reversal		(19)			0		(19)	[1]			(19)
Non controlling interests recognized on acquisition of subsidiary		26					0	[1]			0	26
Transactions with non-controlling interest and other movements		(3)					0	[1]			0	(3)
Total transactions with owners in their capacity as owners		(194)			17		(234)	[1]			(217)	23
Ending balance at Dec. 31, 2025		€ 2,714	€ 696	€ 1,564	€ (181)	€ 525	€ 641	[1]	€ (95)	€ (527)	€ 2,623	€ 91

[1]	The non-distributable items included in other reserves are described in Note 26.
[2]	Dividends are presented net of dividends received on treasury shares of EUR 3 million.
[3]	Dividends are presented net of dividends received on treasury shares of EUR 15 million.
[4]	Dividends are presented net of dividends received on treasury shares of EUR 17 million.